Service and Premier Shares [Member] Shareholder Fees - Service and Premier Shares [Member] - U.S. GOVERNMENT PORTFOLIO	Nov. 30, 2025 USD ($)
Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Premier Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0